Business Acquisition Pro Forma Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Business Combination Increase Decrease To Reflect Liabilities Acquired At Fair Value [Abstract]
Net sales	$ 1,041,960	$ 890,081
Net income attributable to ADS	$ 43,739	$ 6,363